Operating Leases and Obligations Related to Finance Leases - Additional Information (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) valuator vessel lessor	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 15, 2023 vessel
Lessee, Lease, Description [Line Items]
Proceeds from financing related to sales and leaseback of vessels, net of issuance costs (note 10) | $			$ 288,108,000	$ 140,226,000	$ 0
Number of Lessors | lessor			27
Minimum Liquidity Covenant Requirement | $			$ 35,000,000
Minimum Liquidity as a Percentage of Consolidated Debt Covenant Requirement			5.00%
Finance Lease, Weighted Average Remaining Lease Term			7.20%	4.80%
Payments to Acquire Property, Plant, and Equipment | $			$ 15,430,000	$ 21,447,000	$ 16,025,000
Option to purchase between now and end of lease term
Lessee, Lease, Description [Line Items]
Number of Vessels with Purchase Option			15
Option to purchase starting in September 2023 until end of lease term
Lessee, Lease, Description [Line Items]
Number of Vessels with Purchase Option			4
Option to purchase starting in March 2024 until end of lease term
Lessee, Lease, Description [Line Items]
Number of Vessels with Purchase Option			8
Suezmax, Aframax and LR2 Vessels
Lessee, Lease, Description [Line Items]
Finance Lease, Liability, Undiscounted Excess Amount | $			$ 158,700,000	$ 68,800,000
LR2 and Aframax Tankers
Lessee, Lease, Description [Line Items]
Number Of Vessels | $			1	2
Minimum
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Lease Terms			six
Long-term Debt, Term			6 months
Number of Third Party Valuators | valuator			2
Maximum
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Lease Terms			12
Finance Lease Obligations
Lessee, Lease, Description [Line Items]
Minimum Liquidity Covenant Requirement | $			$ 35,000,000
Minimum Liquidity as a Percentage of Consolidated Debt Covenant Requirement			5.00%
Number of Third Party Valuators | valuator			1
Finance Lease Obligations | Minimum
Lessee, Lease, Description [Line Items]
Long-term Debt, Term			6 months
November 2021 Sale Leaseback | Minimum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio				132.00%
November 2021 Sale Leaseback | Maximum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio				140.00%
February 2022 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels			8
Proceeds from financing related to sales and leaseback of vessels, net of issuance costs (note 10) | $		$ 177,300,000
July 2017, November 2018 and September 2021 Sale Leaseback | Minimum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio				106.00%
July 2017, November 2018,September 2021 and March 2022 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels			18
Debt Covenant Minimum Hull Coverage Ratio			100.00%
July 2017, November 2018,September 2021 and March 2022 Sale Leaseback | Minimum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio			173.00%
July 2017, November 2018,September 2021 and March 2022 Sale Leaseback | Maximum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio			292.00%	134.00%
November 2021 and April 2022 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels			9
Debt Covenant Minimum Hull Coverage Ratio			105.00%
November 2021 and April 2022 Sale Leaseback | Suezmax Tanker | Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Number Of Vessels Acquired						1
November 2021 and April 2022 Sale Leaseback | LR2 and Aframax Tankers | Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Number Of Vessels Acquired						8
November 2021 and April 2022 Sale Leaseback | Minimum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio			202.00%
November 2021 and April 2022 Sale Leaseback | Maximum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio			280.00%
July 2017, November 2018, November 2021 and April 2022 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels			15
September 2021 and March 2022 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels			12
July 2017, November 2018, September 2021, November 2021, March 2022 and April 2022 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels			27
July 2017, November 2018, September 2021, November 2021, March 2022 and April 2022 Sale Leaseback | Suezmax, Aframax and LR2 Vessels
Lessee, Lease, Description [Line Items]
Number of Vessels with Purchase Option			27
April 2022 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels			5
Proceeds from financing related to sales and leaseback of vessels, net of issuance costs (note 10) | $	$ 114,000,000
Variable Interest Entity, Primary Beneficiary
Lessee, Lease, Description [Line Items]
Number of Lessors | lessor			6